CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tax Reform [Abstract]
Income tax rate	35.00%	35.00%	35.00%
2018 [Member]
Tax Reform [Abstract]
Income tax rate	30.00%
2019 [Member]
Tax Reform [Abstract]
Income tax rate	30.00%
2020 and Onwards [Member]
Tax Reform [Abstract]
Income tax rate	25.00%